Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues (including amounts with related parties)	$ 12,547,405	$ 2,891,369	$ 24,985,827	$ 5,957,796
Operating expenses:
Cost of revenues (including amounts with related parties)	7,289,330	2,274,164	15,927,664	3,878,171
Selling, general and administrative	11,381,525	5,680,480	20,545,189	11,568,893
Depreciation and amortization	1,776,320	1,047,293	3,273,069	2,020,623
Restructuring costs		45,293	771,942	699,473
Total operating expenses	20,447,175	9,047,230	39,745,922	18,167,160
Loss from operations	(7,899,770)	(6,155,861)	(14,760,095)	(12,209,364)
Other income:
Interest income	514	4,133	1,272	74,465
Sublease income (including amounts with related parties)	181,318	232,294	213,918	464,588
Other income	2,818	2,487	4,258	4,193
Total other income	184,650	238,914	219,448	543,246
Net loss and other comprehensive loss	$ (7,715,120)	$ (5,916,947)	$ (14,540,647)	$ (11,666,118)
Loss per share:
Basic	$ (1.95)	$ (0.70)	$ (4.22)	$ (1.38)
Diluted	$ (1.95)	$ (0.70)	$ (4.22)	$ (1.38)
Weighted average common shares outstanding:
Weighted average shares used to compute basic net loss per share	3,956,455	8,442,703	3,446,123	8,425,655
Weighted average shares used to compute diluted net loss per share	3,956,455	8,442,703	3,446,123	8,425,655